Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Summary of Lease Costs and Activity

The Company’s lease costs and activity for the three and six months ended June 30, 2020 were as follows (in thousands):

	Three Months Ended June 30,	Six Months Ended June 30,
Lease Cost	2020	2020
Operating lease cost	$1,369	$2,767
Short-term lease cost	634	1,518
Variable lease cost	437	966
Sublease income	(100)	(337)

Net lease cost	$2,340	$4,914

	Three Months Ended June 30,	Six Months Ended June 30,
Other information	2020	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,399	$2,826
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$521

Summary of Maturity of Lease Liabilities on Undiscounted Cash Flow Basis and Reconciliation

The maturity of the Company’s lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating lease liabilities recognized on the Company’s condensed consolidated balance sheet as of June 30, 2020 were as follows (in thousands):

For remainder of 2020	$2,591
2021	5,022
2022	3,291
2023	3,138
2024	2,858
Thereafter	724

Total lease payments	17,624
Less: interest	(1,234)

Present value of lease liabilities	$16,390

Operating lease liabilities, current	$4,640
Operating lease liabilities, noncurrent	11,750

Total operating lease liabilities	$16,390